UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22099

Gateway Trust

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

June 30, 2008

Gateway Fund

Gateway Investment Advisers, LLC

TABLE OF CONTENTS

Management Discussion and Performance page 1

Portfolio of Investmentspage 7

Financial Statements page 12

GATEWAY FUND

PORTFOLIO PROFILE

Objective:

The fund seeks to capture the majority of returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Strategy:

Invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options.

Inception Date:

December 7, 1977*

Managers:

Michael T. Buckius, CFA

J. Patrick Rogers, CFA

Paul R. Stewart, CPA, CFA

Gateway Investment Advisers, LLC

Symbols:

Class A	GATEX
Class C	GTECX
Class Y	GTEYX

What You Should Know:

The fund may invest in foreign securities traded in U.S. markets, including American Depositary Receipts. Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities.

The fund may invest in real estate investment trusts (REITs). REITs are subject to certain risks, particularly fluctuating property values, changes in interest rates, property taxes and mortgage-related risks.

Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the fund’s option strategies, and for these and other reasons the fund’s option strategies may not reduce the fund’s volatility to the extent desired. From time to time, the fund may not own any put options, resulting in an increased exposure to a market decline. Accordingly, the purchase of fund shares should be viewed as a long-term investment.

Management Discussion

Wide swings in investor sentiment that characterized the six months ended June 30, 2008 finally settled on a down note by the end of the period. Fears of impending recession, record increases in oil and food prices and ongoing concern for the stability of key financial institutions all contributed to higher average volatility levels in 2008.

The Gateway Fund provided a total return of -2.12% (including performance of the “Predecessor Fund”*), based on the net asset value of Class A shares and $0.25 in dividends reinvested during the period. The fund significantly outpaced the S&P 500 Index, a broad-based index of common stocks, which returned -11.91% for the period. Hedging transactions clearly provided tangible benefits in the turbulent first half of 2008, as the fund outperformed the index by 9.79%. An index of U.S. government and corporate bonds, the Lehman Aggregate Bond Index remained in positive territory, returning 1.13% for the period.

INDEX OPTION CASH FLOW BOLSTERED RETURNS IN FIRST QUARTER

Disquieting news from the financial sector dominated the first quarter of 2008. Equity markets continued to slip as analysts tried to quantify the impact of the persistent real estate slowdown on household balance sheets, consumer spending and construction employment. Uncertainty and the associated rise in levels of stock market volatility had a two-fold impact on fund performance.

First, a sharp increase in the Chicago Board Options Exchange Volatility Index (the “VIX”), combined with readings of key fundamental and technical factors, prompted us to sell some of the fund’s put positions. Second, heightened volatility also improved the levels of cash flow available from selling call options. While the stock market was retreating, cash flow from hedging transactions allowed the fund to offset much of the decline in stock prices. The VIX started the year at 22.50, rose to 25.61 by the end of the first quarter, and finished the six-month period at 23.95.

SECOND QUARTER MARKET RALLY FAILED TO GAIN TRACTION

Following its brisk recovery in April, the equity market continued to improve in May. Option premiums were earned as expected, and the fund’s earnings from call option premiums were not reduced by depreciating stocks. As the stock market continued its recovery and option prices fell back to more normal historical ranges at the end of April, the fund had reinstated index put option coverage on 100% of the portfolio. But the stock market gains were short lived. Record high oil prices, the weak dollar and continuing woes in the financial sector led to a broad sell-off that brought the S&P 500 index down sharply by the end of the six-month period.

Bond investors fared better as the fixed-income markets responded favorably to liquidity infusions by the Federal Reserve Board designed to bolster the financial system when several major institutions faced liquidation. Although the liquidity infusions were effective, they also rekindled fears of increasing inflation, a concern that may well remain through the second half of 2008.

CONSISTENCY REMAINS THE KEY

As the economy struggles to overcome stiff headwinds, we think market uncertainty is less likely to return to the below-normal levels seen in recent years. Moreover, based on the recent write-downs in the financial sector, it may not be unreasonable to argue that the markets had been under-pricing risk between 2004 and 2007. Higher levels of volatility can be an advantage to the fund’s cash flow-based investment strategy. Regardless of changing markets, we consistently maintain our investment strategy of helping investors take advantage of the growth potential of equities while seeking to limit the associated risks.

* As of the close of business on February 15, the fund acquired the assets and liabilities of the “Predecessor Fund” (see Note 1 of the Notes to Financial Statements) in exchange for Class A shares of the fund, pursuant to a plan of reorganization. Prior to the reorganization, the fund had no investment operations. The fund is the successor to the Predecessor Fund and therefore certain information for the periods prior to and including February 15, 2008 relates to the Predecessor Fund.

GATEWAY FUND

Investment Results through June 30, 2008

PERFORMANCE IN PERSPECTIVE

The charts comparing the fund’s performance to an index provide a general sense of how it performed. The fund’s total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares1,8

Average Annual Returns — June 30, 20088

	6 MONTHS	1 YEAR	5 YEARS	10 YEARS
CLASS A (Inception 12/7/77)[1]
Net Asset Value[2]	-2.12%	-0.03%	6.56%	5.32%
With Maximum Sales Charge[3]	-7.76	-5.79	5.30	4.70

CLASS C (Inception 2/19/08)[1]
Net Asset Value[2]	-2.45	-0.76	5.74	4.47
With CDSC[4]	-3.42	-1.73	5.74	4.47

CLASS Y (Inception 2/19/08)[1]
Net Asset Value[2]	-2.06	0.03	6.57	5.33

COMPARATIVE PERFORMANCE	6 MONTHS	1 YEAR	5 YEARS	10 YEARS
S&P 500 Index[5]	-11.91%	-13.12%	7.58%	2.88%
Lehman Aggregate Bond Index[6]	1.13	7.12	3.85	5.68
Morningstar Long-Short Fund Avg.[7]	-2.67	-3.10	4.86	3.51

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.funds.natixis.com. All results include reinvestment of dividends and capital gains. The graph represents past performance of Class A shares. Class Y shares are only available to certain investors, as outlined in the prospectus.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS

	% of Net Assets as of
FUND COMPOSITION	6/30/08	12/31/07
Common Stocks	95.0	96.7
Put Options	2.2	0.6
Call Options Written	-0.4	-2.2
Short-Term Investments and Other	3.2	4.9

	% of Net Assets as of
TEN LARGEST HOLDINGS	6/30/08	12/31/07
Exxon Mobil Corp.	4.3	4.2
General Electric Co.	2.4	2.9
Johnson & Johnson	2.0	2.0
International Business Machines Corp.	1.8	1.2
Chevron Corp.	1.7	1.6
Microsoft Corp.	1.7	2.2
AT&T, Inc.	1.7	2.1
Procter & Gamble Co.	1.6	1.7
Pfizer, Inc.	1.5	1.4
Apple, Inc.	1.4	1.3

	% of Net Assets as of
FIVE LARGEST INDUSTRIES	6/30/08
Oil, Gas & Consumable Fuels	10.6
Pharmaceuticals	6.9
Computer & Peripherals	4.5
Insurance	3.7
Energy Equipment & Services	3.5

Portfolio holdings and asset allocations will vary.

EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class	Gross Expense Ratio[9]	Net Expense Ratio[10]
A	1.01%	0.94%
C	1.76	1.70
Y	0.76	0.70

NOTES TO CHARTS

[1]

The returns shown include performance from the Predecessor Fund, which was reorganized to Class A shares as of the close of business on 2/15/08. The Predecessor Fund’s performance has been adjusted to reflect the sales loads of Class A shares. For the periods prior to the inception of Class C shares (2/19/08), performance shown for Class C shares is based upon the Predecessor Fund’s returns restated to reflect the higher fees and expenses of Class C shares. For the periods prior to the inception of Class Y shares (2/19/08), performance shown for Class Y shares is based upon the Predecessor Fund’s returns and has not been restated to reflect the lower expenses of Class Y shares.

[2]	Does not include a sales charge.
[3]	Includes the maximum sales charge of 5.75%.
[4]	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.
[5]	Standard & Poor’s 500 Index (“S&P 500”) is an unmanaged index of U.S. common stock performance.
[6]	Lehman Aggregate Bond Index is an unmanaged index of domestic debt issued by the U.S. government, its agencies, and U.S. corporations.
[7]	Morningstar Long-Short Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
[8]	Fund performance has been increased by expense reductions and reimbursements, if any, without which performance would have been lower.
[9]	Before reductions and reimbursements.
[10]	After reductions and reimbursements. Expense reductions are contractual and are set to expire on 4/30/10.

ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The manager’s views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

For more complete information on any Natixis Fund, contact your financial professional or call Natixis Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund’s objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at www.funds.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available from the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and certain exchange fees, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. In addition, the fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from January 1, 2008 through June 30, 2008. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges or exchange fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

GATEWAY FUND	BEGINNING ACCOUNT VALUE 1/1/08	ENDING ACCOUNT VALUE 6/30/08	EXPENSES PAID DURING PERIOD* 1/1/08 – 6/30/08[1]
CLASS A2
Actual	$1,000.00	$978.80	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.72
CLASS C
Actual	$1,000.00	$975.50	$6.06
Hypothetical (5% return before expenses)	$1,000.00	$1,011.90	$6.17
CLASS Y
Actual	$1,000.00	$979.40	$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,015.51	$2.54

*	Expenses are equal to the Fund’s annualized expense ratio (after fee reduction/reimbursement): 0.94%, 1.70%, and 0.70%, for Class A, C, and Y, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year for Class A and from commencement of operations for Class C and Y, divided by 366 (to reflect the half-year period).
[1]	Class C and Class Y commenced operations on February 19, 2008.
[2]	Including expenses of the Predecessor Fund (see Note 1 of Notes to the Financial Statements).

BOARD APPROVAL OF THE INITIAL ADVISORY AGREEMENT

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that both the full Board of Trustees of the Trust and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, initially approve for a two-year term any new investment advisory agreement for a registered investment company, including a newly formed fund such as the Gateway Fund (the “Fund”). The Trustees, including the Independent Trustees, unanimously approved the proposed advisory agreement (the “Agreement”) for the Fund at an in-person meeting held on June 1, 2007. The Fund was organized to acquire all the assets and liabilities of the Gateway Fund (the “Predecessor Fund”) in connection with the acquisition of the Adviser by Natixis Asset Management US Group.

In connection with this review, Fund management and other representatives of the Fund’s adviser, Gateway Investment Advisers, LLC, (the “Adviser”), distributed to the Trustees materials including, among other items, (i) information on the proposed advisory fee and other expenses to be charged to the Fund, including information comparing the Fund’s expenses to those of peer groups of funds and information about the proposed expense cap, (ii) the Fund’s investment objective and strategies, (iii) the size, education and experience of the Adviser’s investment staff, (iv) proposed arrangements for the distribution of the Fund’s shares, (v) the Adviser’s record of compliance with the Predecessor Fund’s investment policies and restrictions, (vi) the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about the Adviser’s and the Predecessor Fund’s performance, and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser.

In considering whether to initially approve the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included the following:

The nature, extent and quality of the services to be provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services to be provided by the Adviser and its affiliates to the Fund, and the resources to be dedicated to the Fund by the Adviser and its affiliates. The Trustees also considered that, with respect to the Predecessor Fund, the Adviser had managed the Predecessor Fund since its inception in 1977. The Trustees considered that, although the Adviser did not currently manage any of the funds overseen by the Trustees, the Adviser would be an affiliate of Natixis Global Asset Management, L.P., with which the Trustees are familiar through their oversight of other funds in the Natixis family of funds. In this regard, the Trustees considered not only the advisory services proposed to be provided by the Adviser to the Fund, but also the monitoring and oversight services proposed to be provided to the Fund, as well as the administrative services proposed to be provided by Natixis Advisors and its affiliates to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the scope of the services to be provided to the Fund under the Agreement seemed consistent with the Fund’s operational requirements, and that the Adviser had the capabilities, resources and personnel necessary to provide the advisory services that would be required by the Fund. The Trustees determined that the nature, extent and quality of services proposed to be provided under the Agreement supported approval of the Agreement.

Investment performance of the Fund and the Adviser. Although the Fund had not yet commenced operations and therefore had no investment performance history, the Trustees did review certain performance results of the Predecessor Fund as compared with various benchmarks for different time periods. The Trustees noted that the Predecessor Fund’s performance compared favorably to relevant benchmarks for the time periods presented and appeared consistent with the Predecessor Fund’s investment objective. Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the Adviser’s performance record for the Predecessor Fund and the proposed process to be used in managing the Fund were sufficient to support approval of the Agreement.

The costs of the services to be provided by the Adviser and its affiliates from their respective relationships with the Fund. Although the Fund had not yet commenced operations at the time of the Trustees’ review of the Agreement, the Trustees reviewed information comparing the proposed advisory fee and estimated total expenses of the Fund’s share classes with the fees and expenses of comparable share classes of comparable funds identified by the Adviser. In evaluating the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets. In evaluating the Fund’s

BOARD APPROVAL OF THE INITIAL ADVISORY AGREEMENT

proposed advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund. The Trustees also noted that the advisory fee would have breakpoints, and that the Fund would have an expense cap in place. The Trustees also considered information regarding the administrative and distribution fees to be paid by the Fund to the Adviser’s affiliates.

Because the Fund had not yet commenced operations, historical profitability information with respect to the Fund was not considered. However, the Trustees noted the information provided in court cases in which adviser profitability was an issue, the estimated expense level of the Fund, and that the Adviser had implemented an expense cap with respect to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee proposed to be charged to the Fund was fair and reasonable, and supported the approval of the Agreement.

Economies of Scale. The Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing the Fund, and whether those economies could be shared with the Fund through breakpoints in its advisory fee or other means. The Trustees noted that the Fund had breakpoints in its advisory fee and was subject to an expense cap. After reviewing these and related factors, the Trustees considered, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale might be shared with the Fund supported the approval of the Agreement.

The Trustees also considered other factors, including but not limited to, the compliance-related resources the Adviser and its affiliates would provide to the Fund and the potential so-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions generated by the Fund’s securities transactions. The Trustees also considered the fact that Natixis Advisors’ parent company would benefit from the retention of affiliated advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest. In addition, the Trustees noted that shareholders of the Predecessor Fund would be voting to approve the reorganization of the Predecessor Fund into the Fund, and that those shareholders would expect that, assuming the Reorganization were to occur, the Fund would be managed by the Adviser.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the Agreement should be approved.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2008 (Unaudited)

Shares	Description	Value (†)

Common Stocks — 95.0% of Net Assets
	Aerospace & Defense — 2.0%
55,600	Alliant Techsystems, Inc.(b)(c)	$5,653,408
357,682	Boeing Co. (The)(b)	23,506,861
44,880	Goodrich Corp.(b)	2,130,005
424,990	Honeywell International, Inc.(b)	21,368,497
126,430	Raytheon Co.(b)	7,115,480
526,440	United Technologies Corp.(b)	32,481,348

		92,255,599

	Air Freight & Logistics — 0.8%
638,230	United Parcel Service, Inc., Class B(b)	39,231,998

	Auto Components — 0.1%
233,270	American Axle & Manufacturing Holdings, Inc.(b)	1,863,827
174,958	ArvinMeritor, Inc.(b)	2,183,476
262,890	Cooper Tire & Rubber Co.(b)	2,061,058

		6,108,361

	Beverages — 1.6%
808,110	Coca-Cola Co. (The)(b)	42,005,558
534,159	PepsiCo, Inc.(b)	33,967,171

		75,972,729

	Biotechnology — 1.4%
428,507	Amgen, Inc.(b)(c)	20,208,390
75,400	Biogen Idec, Inc.(b)(c)	4,214,106
49,300	Cephalon, Inc.(b)(c)	3,287,817
154,900	Genentech, Inc.(b)(c)	11,756,910
309,400	Gilead Sciences, Inc.(b)(c)	16,382,730
1,000,000	PDL BioPharma, Inc.(b)	10,620,000

		66,469,953

	Capital Markets — 1.9%
494,896	Charles Schwab Corp. (The)(b)	10,165,164
107,800	Eaton Vance Corp.(b)	4,286,128
177,167	Goldman Sachs Group, Inc. (The)(b)	30,986,508
101,041	Legg Mason, Inc.(b)	4,402,356
419,690	Merrill Lynch & Co., Inc.(b)	13,308,370
390,150	Morgan Stanley(b)	14,072,711
281,400	Waddell & Reed Financial, Inc., Class A(b)	9,851,814

		87,073,051

	Chemicals — 2.3%
812,648	Dow Chemical Co. (The)(b)	28,369,542
656,410	E.I. Du Pont de Nemours & Co.(b)	28,153,425
143,700	Eastman Chemical Co.(b)	9,895,182
162,150	Lubrizol Corp.(b)	7,512,409
154,300	Monsanto Co.(b)	19,509,692
397,650	Olin Corp.(b)	10,410,477
263,050	RPM International, Inc.(b)	5,418,830

		109,269,557

	Commercial Banks — 3.3%
144,600	Associated Banc-Corp.(b)	2,789,334
41,200	Barclays PLC, Sponsored ADR(b)	953,780
120,000	Citizens Republic Bancorp, Inc.(b)	338,400
77,000	First Midwest Bancorp, Inc.(b)	1,436,050
130,300	FirstMerit Corp.(b)	2,125,193
381,500	HSBC Holdings PLC, Sponsored ADR(b)	29,261,050
682,538	Lloyds TSB Group PLC, Sponsored ADR(b)	16,838,212
90,966	Old National Bancorp(b)	1,297,175
1,255,483	U.S. Bancorp(b)	35,015,421
833,321	Wachovia Corp.(b)	12,941,475

Shares	Description	Value (†)

	Commercial Banks — continued
2,243,770	Wells Fargo & Co.(b)	$53,289,538

		156,285,628

	Commercial Services & Supplies — 0.8%
51,200	Avery Dennison Corp.(b)	2,249,216
265,400	Deluxe Corp.(b)	4,729,428
95,500	Dun & Bradstreet Corp.(b)	8,369,620
144,750	R. R. Donnelley & Sons Co.(b)	4,297,627
279,337	Resources Connection, Inc.(b)	5,684,508
377,500	Waste Management, Inc.(b)	14,235,525

		39,565,924

	Communications Equipment — 2.1%
69,950	Adtran, Inc.(b)	1,667,608
2,089,256	Cisco Systems, Inc.(b)(c)	48,596,094
591,275	Corning, Inc.(b)	13,628,889
262,100	JDS Uniphase Corp.(b)(c)	2,977,456
931,251	Motorola, Inc.(b)	6,835,382
54,560	Plantronics, Inc.(b)	1,217,779
558,980	QUALCOMM, Inc.(b)	24,801,943

		99,725,151

	Computers & Peripherals — 4.5%
383,894	Apple, Inc.(b)(c)	64,279,211
944,960	Dell, Inc.(b)(c)	20,675,725
967,525	Hewlett-Packard Co.(b)	42,774,280
710,260	International Business Machines Corp.(b)	84,187,118

		211,916,334

	Consumer Finance — 0.4%
406,770	American Express Co.(b)	15,323,026
164,075	Discover Financial Services(b)	2,160,868

		17,483,894

	Containers & Packaging — 0.4%
517,050	Packaging Corp. of America(b)	11,121,746
300,400	Sonoco Products Co.(b)	9,297,380

		20,419,126

	Distributors — 0.1%
119,750	Genuine Parts Co.(b)	4,751,680

	Diversified Financial Services — 3.2%
2,011,341	Bank of America Corp.(b)	48,010,710
2,405,378	Citigroup, Inc.(b)	40,314,135
40,900	CME Group, Inc.(b)	15,672,471
58,300	ING Groep NV, Sponsored ADR(b)	1,839,365
1,240,967	JPMorgan Chase & Co.(b)	42,577,578

		148,414,259

	Diversified Telecommunication Services — 2.9%
2,330,001	AT&T, Inc.(b)	78,497,734
699,200	Citizens Communications Co.(b)	7,928,928
27,872	FairPoint Communications, Inc.(b)	200,957
1,367,508	Verizon Communications, Inc.(b)	48,409,783

		135,037,402

	Electric Utilities — 1.7%
1,101,200	Duke Energy Corp.(b)	19,138,856
261,900	Exelon Corp.(b)	23,560,524
483,130	Great Plains Energy, Inc.(b)	12,213,526
72,400	Hawaiian Electric Industries, Inc.(b)	1,790,452
204,250	Pepco Holdings, Inc.(b)	5,239,013
400,953	Progress Energy, Inc.(b)	16,771,864

		78,714,235

See accompanying notes to financial statements.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Shares	Description	Value (†)

	Electrical Equipment — 1.1%
917,600	Emerson Electric Co.(b)	$45,375,320
165,550	Hubbell, Inc., Class B(b)	6,600,479

		51,975,799

	Electronic Equipment & Instruments — 0.1%
140,200	Tyco Electronics Ltd.(b)	5,021,964

	Energy Equipment & Services — 3.5%
150,390	Baker Hughes, Inc.(b)	13,135,063
309,945	BJ Services Co.(b)	9,899,643
66,200	CARBO Ceramics, Inc.(b)	3,862,770
138,400	Diamond Offshore Drilling, Inc.(b)	19,256,976
84,350	ENSCO International, Inc.(b)	6,810,419
501,730	Halliburton Co.(b)	26,626,811
195,349	Patterson-UTI Energy, Inc.(b)	7,040,378
476,320	Schlumberger Ltd.(b)	51,171,058
155,600	Smith International, Inc.(b)	12,936,584
214,250	Tidewater, Inc.(b)	13,932,677

		164,672,379

	Food & Staples Retailing — 1.8%
542,032	CVS Caremark Corp.(b)	21,448,206
33,100	Longs Drug Stores Corp.(b)	1,393,841
145,390	SUPERVALU, Inc.(b)	4,491,097
1,038,130	Wal-Mart Stores, Inc.(b)	58,342,906

		85,676,050

	Food Products — 0.9%
207,710	ConAgra Foods, Inc.(b)	4,004,649
1,073,913	Kraft Foods, Inc., Class A(b)	30,552,825
652,250	Sara Lee Corp.(b)	7,990,062

		42,547,536

	Gas Utilities — 1.2%
632,900	Atmos Energy Corp.(b)	17,449,053
188,300	National Fuel Gas Co.(b)	11,200,084
354,000	Nicor, Inc.(b)	15,076,860
172,300	Oneok, Inc.(b)	8,413,409
73,886	WGL Holdings, Inc.(b)	2,566,800

		54,706,206

	Health Care Equipment & Supplies — 1.7%
329,950	Baxter International, Inc.(b)	21,097,003
814,912	Boston Scientific Corp.(b)(c)	10,015,268
221,964	Covidien Ltd.(b)	10,629,856
15,600	Intuitive Surgical, Inc.(b)(c)	4,202,640
574,600	Medtronic, Inc.(b)	29,735,550
63,200	Mentor Corp.(b)	1,758,224

		77,438,541

	Health Care Providers & Services — 1.4%
254,500	Aetna, Inc.(b)	10,314,885
137,425	Coventry Health Care, Inc.(b)(c)	4,180,469
150,000	Health Net, Inc.(b)(c)	3,609,000
276,526	Medco Health Solutions, Inc.(b)(c)	13,052,027
617,810	UnitedHealth Group, Inc.(b)	16,217,512
115,200	Universal Health Services, Inc., Class B(b)	7,282,944
268,600	WellPoint, Inc.(b)(c)	12,801,476

		67,458,313

	Hotels, Restaurants & Leisure — 1.0%
110,820	International Game Technology(b)	2,768,284
595,387	McDonald’s Corp.(b)	33,472,657
149,778	Starwood Hotels & Resorts Worldwide, Inc.(b)	6,001,604

Shares	Description	Value (†)

	Hotels, Restaurants & Leisure — continued
84,233	Tim Hortons, Inc.(b)	$2,416,645
65,800	Wendy’s International, Inc.(b)	1,791,076

		46,450,266

	Household Durables — 1.0%
75,069	Black & Decker Corp. (The)(b)	4,317,218
65,900	Ethan Allen Interiors, Inc.(b)	1,621,140
153,765	Furniture Brands International, Inc.(b)	2,054,300
222,150	Leggett & Platt, Inc.(b)	3,725,456
386,310	Newell Rubbermaid, Inc.(b)	6,486,145
65,200	Snap-On, Inc.(b)	3,391,052
131,900	Stanley Works (The)(b)	5,913,077
441,750	Tupperware Brands Corp.(b)	15,116,685
100,374	Whirlpool Corp.(b)	6,196,087

		48,821,160

	Household Products — 2.2%
245,560	Colgate-Palmolive Co.(b)	16,968,196
201,440	Kimberly-Clark Corp.(b)	12,042,083
1,231,364	Procter & Gamble Co.(b)	74,879,245

		103,889,524

	Independent Power Producers & Energy Traders — 0.1%
105,400	Mirant Corp.(b)(c)	4,126,410

	Industrial Conglomerates — 3.3%
506,400	3M Co.(b)	35,240,376
4,164,846	General Electric Co.(b)	111,159,740
180,000	Tyco International Ltd.(b)	7,207,200

		153,607,316

	Insurance — 3.7%
110,900	Aegon NV(b)	1,453,899
591,460	Allstate Corp. (The)(b)	26,964,661
1,068,626	American International Group, Inc.(b)	28,275,844
86,300	AON Corp.(b)	3,964,622
655,950	Arthur J Gallagher & Co.(b)	15,808,395
160,500	Axa SA, Sponsored ADR(b)	4,721,910
1,234,677	Fidelity National Financial, Inc., Class A(b)	15,556,930
121,112	Hartford Financial Services Group, Inc.(b)	7,820,202
300,723	Lincoln National Corp.(b)	13,628,766
312,840	Marsh & McLennan Cos., Inc.(b)	8,305,902
85,750	Mercury General Corp.(b)	4,006,240
106,100	MetLife, Inc.(b)	5,598,897
190,500	Nationwide Financial Services, Class A(b)	9,145,905
132,180	Old Republic International Corp.(b)	1,565,011
422,900	Travelers Cos., Inc, (The)(b)	18,353,860
168,150	Unitrin, Inc.(b)	4,635,896
57,046	XL Capital Ltd., Class A(b)	1,172,866
77,641	Zenith National Insurance Corp.(b)	2,729,858

		173,709,664

	Internet & Catalog Retail — 0.3%
171,380	Amazon.com, Inc.(b)(c)	12,567,295

	Internet Software & Services — 1.6%
153,600	Akamai Technologies, Inc.(b)(c)	5,343,744
500,209	eBay, Inc.(b)(c)	13,670,712
96,100	Google, Inc., Class A(b)(c)	50,588,962
92,600	VeriSign, Inc.(b)(c)	3,500,280

		73,103,698

	IT Services — 1.1%
34,300	Accenture Ltd., Class A(b)	1,396,696
255,550	Automatic Data Processing, Inc.(b)	10,707,545

See accompanying notes to financial statements.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Shares	Description	Value (†)

	IT Services — continued
47,437	Broadridge Financial Solutions, Inc.(b)	$998,549
143,900	Cognizant Technology Solutions Corp., Class A(b)(c)	4,678,189
83,700	DST Systems, Inc.(b)(c)	4,607,685
157,850	Electronic Data Systems Corp.(b)	3,889,424
144,296	Fidelity National Information Services, Inc.(b)	5,325,965
26,000	MasterCard, Inc., Class A(b)	6,903,520
340,430	Paychex, Inc.(b)	10,648,651
183,695	Western Union Co. (The)(b)	4,540,940

		53,697,164

	Leisure Equipment & Products — 0.5%
290,600	Eastman Kodak Co.(b)	4,193,358
957,540	Mattel, Inc.(b)	16,393,085
69,900	Polaris Industries, Inc.(b)	2,822,562

		23,409,005

	Life Sciences Tools & Services — 0.1%
50,000	Covance, Inc.(b)(c)	4,301,000

	Machinery — 2.2%
320,330	Caterpillar, Inc.(b)	23,646,761
109,034	Cummins, Inc.(b)	7,143,908
340,284	Deere & Co.(b)	24,544,685
57,717	Eaton Corp.(b)	4,904,213
137,900	Ingersoll-Rand Co. Ltd., Class A(b)	5,161,597
71,950	Parker Hannifin Corp.(b)	5,131,474
90,850	Pentair, Inc.(b)	3,181,567
211,700	SPX Corp.(b)	27,887,241
96,500	Timken Co. (The)(b)	3,178,710

		104,780,156

	Media — 1.7%
133,819	Comcast Corp., Special Class A(b)	2,510,445
250,672	Lamar Advertising Co., Class A(b)(c)	9,031,712
143,730	Omnicom Group, Inc.(b)	6,450,602
653,805	Regal Entertainment Group, Class A(b)	9,990,140
350,800	Time Warner Cable, Inc., Class A(b)(c)	9,289,184
1,381,870	Time Warner, Inc.(b)	20,451,676
672,970	Walt Disney Co. (The)(b)	20,996,664

		78,720,423

	Metals & Mining — 2.3%
203,260	Alcoa, Inc.(b)	7,240,121
828,408	Cia Siderurgica Nacional SA, Sponsored ADR(b)	36,789,599
242,800	Gerdau SA, Sponsored ADR(b)	5,829,628
127,000	Nucor Corp.(b)	9,483,090
426,869	Southern Copper Corp.(b)	45,517,042
251,900	Worthington Industries, Inc.(b)	5,163,950

		110,023,430

	Multi Utilities — 1.4%
381,290	Ameren Corp.(b)	16,101,877
493,170	Consolidated Edison, Inc.(b)	19,278,015
127,000	Energy East Corp.(b)	3,139,440
270,482	Integrys Energy Group, Inc.(b)	13,748,600
165,950	OGE Energy Corp.(b)	5,262,275
211,100	Public Service Enterprise Group, Inc.(b)	9,695,823

		67,226,030

	Multiline Retail — 0.4%
155,549	J.C. Penney Corp., Inc.(b)	5,644,873
195,200	Macy’s, Inc.(b)	3,790,784
270,500	Nordstrom, Inc.(b)	8,196,150

Shares	Description	Value (†)

	Multiline Retail — continued
34,709	Sears Holdings Corp.(b)(c)	$2,556,665

		20,188,472

	Oil, Gas & Consumable Fuels — 10.6%
85,000	Bill Barrett Corp.(b)(c)	5,049,850
207,700	BP PLC, Sponsored ADR(b)	14,449,689
357,887	Chesapeake Energy Corp.(b)	23,606,226
815,474	Chevron Corp.(b)	80,837,938
45,900	CNOOC Ltd., Sponsored ADR(b)	7,965,486
608,522	ConocoPhillips(b)	57,438,392
72,700	CONSOL Energy, Inc.(b)	8,169,299
49,131	Crosstex Energy, Inc.(b)	1,702,880
156,600	Eni SpA, Sponsored ADR(b)	11,624,418
2,315,122	Exxon Mobil Corp.(b)	204,031,702
110,700	Newfield Exploration Co.(b)(c)	7,223,175
464,400	Occidental Petroleum Corp.(b)	41,730,984
54,403	Pioneer Natural Resources Co.(b)	4,258,667
176,000	Royal Dutch Shell PLC, Class A, Sponsored ADR(b)	14,380,960
75,000	SandRidge Energy, Inc.(b)(c)	4,843,500
160,800	Southwestern Energy Co.(b)(c)	7,655,688
101,250	StatoilHydro ASA, Sponsored ADR(b)	3,784,725

		498,753,579

	Paper & Forest Products — 0.1%
130,925	MeadWestvaco Corp.(b)	3,121,252

	Personal Products — 0.1%
148,750	Avon Products, Inc.(b)	5,357,975

	Pharmaceuticals — 6.9%
668,510	Abbott Laboratories(b)	35,410,975
546,840	Eli Lilly & Co.(b)	25,242,134
197,550	GlaxoSmithKline PLC, Sponsored ADR(b)	8,735,661
1,451,992	Johnson & Johnson(b)	93,421,165
1,130,420	Merck & Co., Inc.(b)	42,605,530
3,982,800	Pfizer, Inc.(b)	69,579,516
685,780	Schering-Plough Corp.(b)	13,503,008
228,900	Teva Pharmaceutical Industries Ltd., Sponsored ADR(b)	10,483,620
566,730	Wyeth(b)	27,180,371

		326,161,980

	REITs — Healthcare — 0.5%
125,000	Healthcare Realty Trust, Inc.(b)	2,971,250
426,250	Nationwide Health Properties, Inc.(b)	13,422,612
261,000	Senior Housing Properties Trust(b)	5,097,330

		21,491,192

	REITs — Hotels — 0.4%
775,866	Hospitality Properties Trust(b)	18,977,682

	REITs — Industrial — 0.3%
234,470	Duke Realty Corp.(b)	5,263,852
227,500	Liberty Property Trust(b)	7,541,625

		12,805,477

	REITs — Mortgage — 0.3%
725,600	Annaly Mortgage Management, Inc.	11,254,056
104,700	Redwood Trust, Inc.(b)	2,386,113

		13,640,169

	REITs — Office — 0.1%
125,200	Mack-Cali Realty Corp.(b)	4,278,084

	REITs — Regional Malls — 0.1%
276,012	CBL & Associates Properties, Inc.(b)	6,304,114

See accompanying notes to financial statements.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Shares	Description	Value (†)

	REITs — Triple Net Lease — 0.1%
325,765	Lexington Realty Trust(b)	$4,440,177

	Road & Rail — 0.7%
495,401	CSX Corp.(b)	31,116,137

	Semiconductors & Semiconductor Equipment — 3.2%
430,175	Advanced Micro Devices, Inc.(b)(c)	2,507,920
182,680	Altera Corp.(b)	3,781,476
197,030	Analog Devices, Inc.(b)	6,259,643
574,050	Applied Materials, Inc.(b)	10,958,615
2,573,358	Intel Corp.(b)	55,275,730
125,900	Kla-Tencor Corp.(b)	5,125,389
209,190	Linear Technology Corp.(b)	6,813,318
447,310	Microchip Technology, Inc.(b)	13,660,847
155,480	National Semiconductor Corp.(b)	3,193,559
238,472	NVIDIA Corp.(b)(c)	4,464,196
365,540	PMC-Sierra, Inc.(b)(c)	2,796,381
735,849	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR(b)(c)	8,028,113
623,990	Texas Instruments, Inc.(b)	17,571,558
319,780	Xilinx, Inc.(b)	8,074,445

		148,511,190

	Software — 3.1%
336,900	Activision, Inc.(b)(c)	11,478,183
242,171	Adobe Systems, Inc.(b)(c)	9,539,116
104,800	Autodesk, Inc.(b)(c)	3,543,288
2,871,160	Microsoft Corp.(b)	78,985,612
1,529,967	Oracle Corp.(b)(c)	32,129,307
126,605	Quality Systems, Inc.(b)	3,706,994
423,884	Symantec Corp.(b)(c)	8,202,155

		147,584,655

	Specialty Retail — 1.9%
116,800	Abercrombie & Fitch Co., Class A(b)	7,321,024
232,150	American Eagle Outfitters, Inc.(b)	3,164,205
250,265	Best Buy Co., Inc.(b)	9,910,494
272,610	Gap, Inc. (The)(b)	4,544,409
917,909	Home Depot, Inc.(b)	21,497,429
298,360	Limited Brands, Inc.(b)	5,027,366
495,550	Lowe’s Cos., Inc.(b)	10,282,662
65,900	OfficeMax, Inc.(b)	916,010
92,000	RadioShack Corp.(b)	1,128,840
158,700	Ross Stores, Inc.(b)	5,637,024
237,680	Staples, Inc.(b)	5,644,900
68,500	Tiffany & Co.(b)	2,791,375
173,434	TJX Cos., Inc.(b)	5,457,968
115,400	Urban Outfitters, Inc.(b)(c)	3,599,326

		86,923,032

	Thrifts & Mortgage Finance — 0.5%
94,750	Capitol Federal Financial(b)	3,563,547
862,070	New York Community Bancorp, Inc.(b)	15,379,329
462,500	Washington Mutual, Inc.(b)	2,280,125

		21,223,001

	Tobacco — 1.7%
995,860	Altria Group, Inc.(b)	20,474,882
119,250	Lorillard, Inc.(b)(c)	8,247,330
839,460	Philip Morris International, Inc.(b)	41,460,929
158,336	Reynolds American, Inc.(b)	7,389,541
256,597	Vector Group Ltd.(b)	4,138,910

		81,711,592

Shares	Description	Value (†)

	Trading Companies & Distributors — 0.1%
113,925	GATX Corp.(b)	$5,050,295

	Wireless Telecommunication Services — 0.2%
97,700	China Mobile Ltd., Sponsored ADR(b)	6,541,015
350,000	Clearwire Corp., Class A(b)(c)	4,536,000

		11,077,015

	Total Common Stocks (Identified Cost $3,984,976,043)	4,465,341,280

Contracts
Put Options — 2.2%
4,836	On S&P 500 Index expiring July 19, 2008 at 1200	2,418,000
4,939	On S&P 500 Index expiring July 19, 2008 at 1250	7,013,380
4,387	On S&P 500 Index expiring August 16, 2008 at 1225	9,914,620
5,181	On S&P 500 Index expiring August 16, 2008 at 1250	15,387,570
5,181	On S&P 500 Index expiring August 16, 2008 at 1275	20,102,280
5,181	On S&P 500 Index expiring September 20, 2008 at 1250	21,812,010
4,836	On S&P 500 Index expiring September 20, 2008 at 1275	24,857,040

	Total Put Options (Identified Cost $57,864,340)	101,504,900

Principal Amount
Short-Term Investments — 2.2%
$106,138,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2008 at 1.300% to be repurchased at $106,141,833 on 7/1/2008, collateralized by $69,400,000 Federal Home Loan Mortgage Corp., 3.130% due 5/06/2010 valued at $69,486,750; $3,620,000 Federal Home Loan Mortgage Corp., 4.125% due 6/23/2010 valued at $3,638,100; $1,070,000 Federal Home Loan Mortgage Corp., 3.500% due 5/05/2011 valued at $1,078,025; $28,255,000 Federal Home Loan Bank, 2.625% due 6/10/2009 valued at $28,219,681; $5,820,000 Federal National Mortgage Association, 3.200% due 5/06/2010 valued at $5,838,624 including accrued interest (Note 2g of Notes to Financial Statements)
	(Identified Cost $106,138,000)	106,138,000

	Total Investments — 99.4% (Identified Cost $4,148,978,383)(a)	4,672,984,180
	Other assets less liabilities — 0.6%	27,434,009

	Net Assets — 100%	$4,700,418,189

Contracts
Call Options Written — (0.4%)
8,031	On S&P 500 Index expiring July 19, 2008 at 1350	(2,128,215)
6,735	On S&P 500 Index expiring July 19, 2008 at 1375	(505,125)
3,800	On S&P 500 Index expiring July 19, 2008 at 1400	(114,000)
3,800	On S&P 500 Index expiring August 16, 2008 at 1350	(4,446,000)
3,800	On S&P 500 Index expiring August 16, 2008 at 1375	(2,318,000)
4,179	On S&P 500 Index expiring August 16, 2008 at 1400	(1,149,225)
4,196	On S&P 500 Index expiring September 20, 2008 at 1350	(9,273,160)

	Total Call Options Written (Premium Received $143,766,008)	$(19,933,725)

See accompanying notes to financial statements.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

(†)	See Note 2a of Notes to Financial Statements.
(a)

Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2008, the net unrealized appreciation on investments based on a cost of $4,148,978,383 (excludes proceeds received from written options of $143,766,008) for federal income tax purposes was as follows:

	Aggregate gross unrealized appreciation in which there is an excess of value over tax cost:

	Investment securities	$841,411,184
	Written options	123,832,283
	Aggregate gross unrealized depreciation in which there is an excess of tax cost over value:
	Investment securities	(317,405,387)
	Written options	—

	Net unrealized appreciation	$647,838,080

(b)	All or a portion of this security is held as collateral for outstanding call options.
(c)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Net Asset Summary at June 30, 2008 (unaudited)

Oil, Gas & Consumable Fuels	10.6%
Pharmaceuticals	6.9
Computers & Peripherals	4.5
Insurance	3.7
Energy Equipment & Services	3.5
Commercial Banks	3.3
Industrial Conglomerates	3.3
Diversified Financial Services	3.2
Semiconductors & Semiconductor Equipment	3.2
Software	3.1
Diversified Telecommunication Services	2.9
Chemicals	2.3
Metals & Mining	2.3
Household Products	2.2
Machinery	2.2
Put Options	2.2
Communications Equipment	2.1
Aerospace & Defense	2.0
Other Investments, less than 2% each	33.7
Short-Term Investments	2.2

Total Investments	99.4
Other assets less liabilities (including Call Options Written)	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at cost	$4,148,978,383
Net unrealized appreciation	524,005,797

Investments at value	4,672,984,180
Cash	419
Receivable for Fund shares sold	40,222,413
Receivable for securities sold	11,120,453
Receivable from investment advisor (Note 5)	158,643
Dividends and interest receivable	7,135,100
Tax reclaims receivable	71,197

TOTAL ASSETS	4,731,692,405

LIABILITIES
Call options written, at value (premium received $143,766,008) (Note 2d)	19,933,725
Payable for securities purchased	2,615,863
Payable for Fund shares redeemed	5,886,379
Dividends payable	3,296
Management fees payable (Note 5)	2,521,513
Deferred Trustees’ fees (Note 5)	19,466
Administrative fees payable (Note 5)	49,910
Service and distribution fees payable (Note 5)	55,162
Other accounts payable and accrued expenses	188,902

TOTAL LIABILITIES	31,274,216

NET ASSETS	$4,700,418,189

NET ASSETS CONSIST OF:
Paid-in capital	$4,159,502,073
Undistributed net investment income	557,585
Accumulated net realized loss on investments, call options written and foreign currency transactions	(107,479,549)
Net unrealized appreciation on investments and call options written	647,838,080

NET ASSETS	$4,700,418,189

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares :
Net assets	$3,610,557,630

Shares of beneficial interest	129,977,027

Net asset value and redemption price per share	$27.78

Offering price per share (100/94.25 of net asset value) (Note 1)	$29.47

Class C shares : (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$71,995,313

Shares of beneficial interest	2,595,048

Net asset value and offering price per share	$27.74

Class Y shares :
Net assets	$1,017,865,246

Shares of beneficial interest	36,652,283

Net asset value, offering and redemption price per share	$27.77

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2008* (Unaudited)

INVESTMENT INCOME

Dividends	$60,217,252
Interest	1,885,333
Less net foreign taxes withheld	(178,799)

61,923,786

Expenses
Management fees (Note 5)	10,860,109
Investment advisory and management fees (Note 1)	3,159,339
Service fees - Class A (Note 5)	3,592,948
Service and distribution fees - Class C (Note 5)	114,463
Distribution expenses (Note 1)	1,711,400
Trustees’ fees and expenses (Note 5)	85,948
Administrative fees (Note 5)	855,984
Custodian fees and expenses	57,489
Transfer agent fees and expenses - Class A (Note 5)	610,579
Transfer agent fees and expenses - Class C (Note 5)	5,633
Transfer agent fees and expenses - Class Y (Note 5)	77,312
Audit and tax services fees	29,060
Legal fees	44,303
Shareholder reporting expenses	72,544
Registration fees	68,920
Miscellaneous expenses	59,257

Total expenses	21,405,288
Less fee reduction and/or expense reimbursement (Note 5)	(1,146,607)

Net expenses	20,258,681

Net investment income	41,665,105

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(163,502,730)
Call options written	300,765,104
Foreign currency transactions	(206)
Net change in unrealized appreciation (depreciation) on:
Investments	(361,828,801)
Call options written	85,238,978

Net realized and unrealized loss on investments, options written and foreign currency transactions	(139,327,655)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(97,662,550)

*	Includes results of operations of the Predecessor Fund (see Note 1 of Notes to Financial Statements) for the period from January 1, 2008 to the close of business February 15, 2008.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008* (unaudited)	Year Ended December 31, 2007**

FROM OPERATIONS:
Net investment income	$41,665,105	$73,795,718
Net realized gain on investments, call options written and foreign currency transactions	137,262,168	55,190,815
Net change in unrealized appreciation (depreciation) on investments and call options written	(276,589,823)	157,029,596

Net increase (decrease) in net assets resulting from operations	(97,662,550)	286,016,129

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(33,438,187)	(74,493,434)
Class C	(288,399)	—
Class Y	(7,380,934)	—

Total distributions	(41,107,520)	(74,493,434)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)	560,489,365	737,236,407

Net increase in net assets	421,719,295	948,759,102

NET ASSETS
Beginning of the period	4,278,698,894	3,329,939,792

End of the period	$4,700,418,189	$4,278,698,894

UNDISTRIBUTED NET INVESTMENT INCOME	$557,585	$—

*	Includes changes in net assets of the Predecessor Fund (see Note 1 of Notes to Financial Statements) for the period from January 1, 2008 to the close of business February 15, 2008.
**	Represents changes in net assets of the Predecessor Fund (see Note 1 of Notes to Financial Statements) for the year ended December 31, 2007.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:

	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Total distributions

Class A*
6/30/2008(g)	$28.64	$0.26	$(0.87)	$(0.61)	$(0.25)	$(0.25)
12/31/2007	27.04	0.53	1.61	2.14	(0.54)	(0.54)
12/31/2006	25.00	0.48	2.04	2.52	(0.48)	(0.48)
12/31/2005	24.31	0.44	0.70	1.14	(0.45)	(0.45)
12/31/2004	23.00	0.29	1.31	1.60	(0.29)	(0.29)
12/31/2003	20.76	0.17	2.24	2.41	(0.17)	(0.17)
Class C
6/30/2008**	27.76	0.11	0.10	0.21	(0.23)	(0.23)
Class Y
6/30/2008**	27.76	0.21	0.08	0.29	(0.28)	(0.28)

*	As of the close of business on February 15, 2008, the Fund acquired the assets and liabilities of the Predecessor Fund (see Note 1 of Notes to Financial Statements) in exchange for Class A shares of the Fund pursuant to a plan of reorganization. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund and therefore certain information for the periods prior to and including February 15, 2008 relates to the Predecessor Fund.
**	From commencement of Class operations on February 19, 2008 through June 30, 2008 (Unaudited).
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.

See accompanying notes to financial statements.

			Ratios to Average Net Assets:

Net asset value, end of the period	Total return (%) (b) (c)	Net assets, end of the period (000’s)	Net expenses (%) (d) (e)	Gross expenses (%) (e) (f)	Net investment income (%) (e)	Portfolio turnover rate (%)

$27.78	(2.1)	$3,610,558	0.94	0.99	1.88	7
28.64	7.9	4,278,699	0.94	0.94	1.91	5
27.04	10.1	3,329,940	0.95	0.95	1.92	9
25.00	4.7	2,707,643	0.95	0.95	1.87	15
24.31	7.0	2,103,935	0.97	0.97	1.42	71
23.00	11.6	1,405,561	0.97	0.97	0.86	5

27.74	(2.5)	71,995	1.70	1.78	1.10	7

27.77	(2.1)	1,017,865	0.70	0.77	2.06	7

(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser and/or administrator has agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	Represents the total expenses prior to fee reduction and/or reimbursement of a portion of the Fund’s expenses, if applicable.
(g)	For the six months ended June 30, 2008 (Unaudited).

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 (Unaudited)

1.  Organization.  Gateway Fund (the “Fund”) is the sole series of Gateway Trust (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers Class A, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge and pay higher Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

As of the close of business on February 15, 2008, the Fund acquired the assets and liabilities of Gateway Fund (the “Predecessor Fund”), a series of The Gateway Trust, an Ohio business trust, in exchange for Class A shares of the Fund pursuant to a plan of reorganization approved by Predecessor Fund shareholders on January 18, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund and therefore certain information for the periods prior to and including February 15, 2008 relates to the Predecessor Fund.

Prior to the close of business February 15, 2008, the Predecessor Fund paid Gateway Investment Advisers, L.P. (“Predecessor Fund Adviser”) an investment advisory and management fee under the terms of a Management Agreement for which the Predecessor Fund Adviser received no separate fee for its transfer agency, fund accounting and other services to the Predecessor Fund. In addition, the Predecessor Fund Adviser paid the Predecessor Fund’s expenses of reporting to shareholders under the Management Agreement. The Predecessor Fund also had adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act that allowed for the payment of distribution expenses by the Predecessor Fund related to the sale and distribution of its shares. The aforementioned Predecessor Fund investment advisory and management fee and distribution expense have been stated separately on the Statement of Operations for financial statement purposes. All other Fund and Predecessor Fund expenses have been combined.

The Fund began offering Class C and Class Y shares effective February 19, 2008.

For the period from the close of business February 15, 2008 to June 30, 2008, expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a fund if the fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.  Security Valuation.  Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Options are generally valued at an average of the closing bid and asked quotations. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service, recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Option contracts for which closing market quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”), are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. As of June 30, 2008 the total amount of Put Options fair valued was $101,504,900 and Call Options Written fair valued was $19,933,725. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the NYSE) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2008 (Unaudited)

b.  Security Transactions and Related Investment Income.  Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

The Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the price of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

d.  Option Contracts.  The Fund purchases index put options and writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

The following is a summary of Gateway Fund’s written option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 12/31/2007	27,928	$131,929,240
Options written	114,600	394,903,076
Options terminated in closing purchase transactions	(83,045)	(287,238,006)
Options expired unexercised	(24,942)	(95,828,302)

Outstanding at 6/30/2008	34,541	$143,766,008

e.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Predecessor Fund’s tax positions taken on federal and state tax returns that remain subject to examinations (tax years December 31, 2004 – 2007) and has concluded that no provisions for income tax are required. Fund management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2008 (Unaudited)

The Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as net operating losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to wash sales and unrealized appreciation on open option contracts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to Predecessor Fund shareholders during the year ended December 31, 2007 was as follows:

2007 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$74,493,434	$—	$74,493,434

As of December 31, 2007, the capital loss carryforwards of the Predecessor Fund were as follows:

Expiration Date:	Amount
December 31, 2011	$48,810,304
December 31, 2014	178,165,689

Total	$226,975,993

g.  Repurchase Agreements.  The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

i.  New Accounting Pronouncement.  In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

3.  Fair Value Measurements.  The Predecessor Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. The adoption of FAS 157 by the Predecessor Fund remains in effect for the Fund as of the close of business February 15, 2008. For net asset value determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (which could include quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2008 (Unaudited)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

Securities Purchased Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$4,571,479,280
Level 2 — Other Significant Observable Inputs	101,504,900
Level 3 — Significant Unobservable Inputs	—

Total	$4,672,984,180

Call Options Written Valuation Inputs	Other Financial Instruments
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	19,933,725
Level 3 — Significant Unobservable Inputs	—

Total	$19,933,725

4.  Purchases and Sales of Securities.  For the period from January 1, 2008 to the close of business February 15, 2008 for the Predecessor Fund and for the period from close of business February 15, 2008 to June 30, 2008 for the Fund, combined purchases and sales of securities (excluding short-term investments) were $1,190,869,784 and $302,298,490, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”), which is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.65% of the first $5 billion of the Fund’s average daily net assets and 0.60% of the Fund’s average daily net assets in excess of $5 billion, calculated daily and payable monthly.

Gateway Advisers has given a binding undertaking to the Fund to reduce its management fees and/or reimburse certain expenses associated with the Fund to limit its operating expenses. This undertaking is in effect until April 30, 2010 and will be reevaluated on an annual basis. For the period from the close of business February 15, 2008 to June 30, 2008, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class Y
0.94%	1.70%	0.70%

For the period from the close of business February 15, 2008 to June 30, 2008, management fees for the Fund were $10,860,109 (0.65% of average daily net assets).

For the period from the close of business February 15, 2008 to June 30, 2008, class specific expenses have been reimbursed in the amount of $497,982.

Prior to the close of business February 15, 2008, the Predecessor Fund’s investment adviser was Gateway Investment Advisers, L.P. Under the terms of the management agreement, the Predecessor Fund paid Gateway Investment Advisers, L.P. an investment advisory and management fee at an annual rate of 0.925% of average daily net assets minus all distribution expenses. Gateway Investment Advisers, L.P. received no separate fee for its transfer agency, fund accounting and other services to the Predecessor Fund and paid the Predecessor Fund’s expenses of reporting to shareholders. If total annual operating expenses (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceeded 1.50% of the Predecessor Fund’s average net assets, the adviser had agreed to reduce its fee as necessary to limit the Predecessor Fund’s expenses to this level. As of the close of business on February 15, 2008, Gateway Advisers acquired substantially all the assets of Gateway Investment Advisers, L.P.

For the period from January 1, 2008 to the close of business February 15, 2008, the investment advisory and management fee paid to Gateway Investment Advisers, L.P. was $3,159,339 (0.60% of average daily net assets).

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2008 (Unaudited)

Gateway Advisers shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through a reduction of its management fee or otherwise) on a class by class basis in later periods to the extent a class expenses fall below a class’ expense limits, provided, however, that a class is not obligated to pay such reduced fees/expenses more than one year after the end of the fiscal year in which the fee/expense was reduced. The amounts subject to possible reimbursement under the expense limitation agreements at June 30, 2008 were as follows:

Expenses Subject to Possible Reimbursement until December 31, 2009
Class A	Class C	Class Y	Total
$420,780	$5,107	$72,095	$497,982

b.  Administrative Expense.  Effective as of the close of business on February 15, 2008, Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Fund and subcontracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and Natixis Advisors (the “Administrative Services Agreement”), the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, 0.0625% of the next $5 billion, 0.0500% of the next $20 billion and 0.045% of such assets in excess of $30 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series of $5 million, which is reevaluated on an annual basis.

Natixis Advisors has contractually agreed to limit its administrative services fees attributable to the Fund for two years after the Acquisition through February 18, 2010 to an amount not to exceed on an annual basis $300,000 plus the sub-administration expenses attributable to the Fund.

Pursuant to an amendment to the Administrative Services Agreement, effective July 1, 2008, Natixis Advisors will receive fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, 0.0500% of the next $15 billion, 0.0425% of the next $30 billion and 0.0375% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series of $10 million, which is reevaluated on an annual basis. The agreed upon contractual limitation, through February 18, 2010, discussed above, will remain in effect.

For the period from the close of business February 15, 2008 to June 30, 2008, the Fund paid the following for administrative fees to Natixis Advisors:

Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
$855,984	$648,625	$207,359

c.  Service and Distribution Fees.  Effective as of the close of business on February 15, 2008, Natixis Distributors, L.P. (“Natixis Distributors”), a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distributors serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays Natixis Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the period from the close of business February 15, 2008 to June 30, 2008, the Fund paid Natixis Distributors $3,592,948 in service fees under the Class A Plan.

Under the Class C Plan, the Fund pays Natixis Distributors a monthly service fee at an annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided and expenses incurred by Natixis Distributors in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts. For the period from February 19, 2008 to June 30, 2008, the Fund paid Natixis Distributors $28,616 in service fees under Class C Plan.

Also under Class C Plan, the Fund pays Natixis Distributors a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided and expenses incurred by Natixis Distributors in connection with the marketing or sale of Class C shares. For the period from February 19, 2008 to June 30, 2008, the Fund paid Natixis Distributors $85,847 in distribution fees under the Class C Plan.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2008 (Unaudited)

Prior to the close of business February 15, 2008, the Predecessor Fund had adopted a Distribution Plan (“the Plan”) pursuant to Rule 12b-1 of the 1940 Act that allowed for the payment of distribution expenses by the Predecessor Fund related to the sale and distribution of its shares. Under the Plan the Predecessor Fund paid a distribution expense at an annual rate not to exceed 0.50% of the average daily net assets. For the period from January 1, 2008 to the close of business February 15, 2008, the Predecessor Fund paid $1,711,400 in distribution expenses.

d.  Sub-Transfer Agent Fees and Expenses.  Effective as of the close of business on February 15, 2008, Natixis Distributors has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and have agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Fund if the shares of those customers were registered directly with the Fund’s transfer agent. Accordingly, the Fund agreed to pay a portion of the intermediary fees attributable to shares of the Fund held by the intermediary (which generally are a percentage of the value of shares held) not exceeding what the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary. Natixis Distributors pays the remainder of the fees. Listed below are the fees incurred by the Fund which are included in the transfer agent fees and expenses in the Statements of Operations.

Sub-Transfer Agent Fees
Class A	Class C	Class Y
$ 374,067	$1,972	$67,730

e.  Commissions.  The Fund has been informed that commissions (including CDSCs) on Fund shares paid to Natixis Distributors by investors in shares of the Fund during the period from the close of business February 15, 2008 to June 30, 2008 amounted to $922,448.

f.  Trustees Fees and Expenses.  The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US, or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $65,000. Each independent Trustee also receives a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attends in person and $3,750 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chair receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,250 for each Committee meeting that he or she attends in person and $3,125 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series on the normal payment date. Deferred amounts remain in the funds until distributed in accordance with the Plan.

Prior to the close of business February 15, 2008, the Predecessor Fund was governed by a different Board of Trustees. Each Trustee who was not also an employee of Gateway Investment Advisers, L.P. received fees as follows: (a) an annual fee of $20,000, payable in equal quarterly installments for services during each fiscal quarter; (b) a $4,000 fee for each regular or special meeting of the Board of Trustees attended in person; (c) a $2,000 fee for each regular or special meeting of the Board attended via teleconference; and (d) $2,000 ($3,000 for the Chairman) for each Audit Committee meeting attended. The Lead Independent Trustee and the Chairperson of the Audit Committee also received an annual fee of $6,000 in each capacity. The Trust also reimbursed each Trustee for any reasonable and necessary travel expenses incurred in connection with attendance at such meetings. In addition, Trustees may have received attendance fees for service on other committees.

6.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, participates in a $200,000,000 committed line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. For the period from the close of business February 15, 2008 to June 30, 2008, the Fund had no borrowings under this agreement.

Prior to March 12, 2008, the Fund and the Predecessor Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participated in a $75,000,000 committed line of credit provided by State Street Bank.

Prior to the close of business February 15, 2008, the Predecessor Fund had an uncommitted $100 million bank line of credit used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement were subject to interest at the bank’s prime rate minus 0.50%. There were no fees associated with maintaining this facility. For the period from January 1, 2008 to the close of business February 15, 2008, the Predecessor Fund had no borrowings under this agreement.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2008 (Unaudited)

7.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2008		Year Ended December 31, 2007***
	Shares	Amount	Shares	Amount

Class A*
Issued from the sale of shares	29,909,515	$839,723,280	55,273,004	$1,556,149,685
Issued in connection with the reinvestment of distributions	1,021,436	28,332,720	2,327,970	65,812,103
Redeemed	(50,337,269)	(1,411,889,721)	(31,368,375)	(884,725,381)

Net change	(19,406,318)	$(543,833,721)	26,232,599	$737,236,407

Class C**
Issued from the sale of shares	2,608,725	$73,852,041	—	$—
Issued in connection with the reinvestment of distributions	5,912	164,308	—	—
Redeemed	(19,589)	(556,325)	—	—

Net change	2,595,048	$73,460,024	—	$—

Class Y**
Issued from the sale of shares	38,814,192	$1,092,643,249	—	$—
Issued in connection with the reinvestment of distributions	229,683	6,378,864	—	—
Redeemed	(2,391,592)	(68,159,051)	—	—

Net change	36,652,283	$1,030,863,062	—	$—

Increase (decrease) from capital share transactions	19,841,013	$560,489,365	26,232,599	$737,236,407

* Includes transactions of the Predecessor Fund for the period from January 1, 2008 to the close of business February 15, 2008.

** From commencement of operations on February 19, 2008 through June 30, 2008.

*** Represent transactions in capital shares of the Predecessor Fund only.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name: Title: Date:	David L. Giunta President and Chief Executive Officer August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name: Title: Date:	David L. Giunta President and Chief Executive Officer August 26, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 26, 2008